Equity - Other Equity Instruments (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Term debt | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance	€ 7,550
Carrying value of deeply subordinated securities, ending balance	7,550
Exercisable from issuer in 2031, issued 09/18/2024 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 200
Exercisable from issuer in 2031, issued 09/18/2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	6.75%
Exercisable from issuer in 2032 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 1,100
Exercisable from issuer in 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	5.752%
Exercisable from issuer in 2031 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance	€ 750
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 750
Exercisable from issuer in 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	6.75%
Exercisable from issuer in 2030 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance	€ 1,000
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 1,000
Exercisable from issuer in 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	6.135%
Exercisable from issuer in 2028, issued 11/23/2022 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance	€ 750
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 750
Exercisable from issuer in 2028, issued 11/23/2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	7.125%
Exercisable from issuer in 2028 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance	€ 750
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 750
Exercisable from issuer in 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	2.88%
Exercisable from issuer in 2029 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance	€ 1,000
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 1,000
Exercisable from issuer in 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	2.376%
Exercisable from issuer in 2027 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance	€ 500
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 500
Exercisable from issuer in 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	2.502%
Exercisable from issuer in 2027 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance	€ 500
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 500
Exercisable from issuer in 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	2.875%
Exercisable from issuer in 2025 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance	€ 1,300
Tender Offer	1,300
Amount repurchased	(1,097)
Redemption	(203)
Carrying value of deeply subordinated securities, ending balance	€ 0
Exercisable from issuer in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	4.375%
Exercisable from issuer in 2026, issued 03/22/18 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance	€ 1,000
Tender Offer
Amount repurchased
Redemption
Carrying value of deeply subordinated securities, ending balance	€ 1,000
Exercisable from issuer in 2026, issued 03/22/18 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix	3.875%